Note 6 - Capital Stock	9 Months Ended
Apr. 30, 2017
Notes
Note 6 - Capital Stock

NOTE 6 – CAPITAL STOCK

Preferred Shares: 200,000,000 par value $0.000001 per share. There are 1,800,000 shares of preferred stock outstanding at April 30, 2017.

On November 3, 2014, the Company effected a 4:1 forward stock split of its issued and outstanding shares of common stock.  As of April 30, 2017, 99.71% of the shareholders participated and therefore the statements are retroactively adjusted to reflect a 3.99:1 forward split. Due to the 3.99:1 forward split, the shares increased to 938,192,724, and the shares issuable to effect a 4:1 split is 2,736,000 shares.  As a result, all share amounts have been retroactively adjusted for all periods presented for a 3.99:1 forward split.  Subsequent to April 30, 2017, the Company issued the remaining 2,736,000 shares of common stock.

On August 4, 2016, the Company issued 104,104 Class B common shares to correct the amount of shares issued to a shareholder as a result of the forward stock split.

On April 30, 2017, the Company issued 43,200,000 shares of Class C common stock at a fair value of $10,800 to the Company’s Founder pursuant to the Employment agreement as described in Note 8.